EATON VANCE MUNICIPALS TRUST II Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 33 (“Amendment No. 33”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 33 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-09-000951) on December 2, 2009:

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: December 4, 2009